Organization	12 Months Ended
Dec. 31, 2011
Organization [Abstract]
ORGANIZATION

1. ORGANIZATION

Fly Leasing Limited (the “Company” or “Fly”) is a Bermuda exempted company that was incorporated on May 3, 2007, under the provisions of Section 14 of the Companies Act 1981 of Bermuda. The Company was formed to acquire, finance, lease and sell commercial jet aircraft and other aviation assets directly or indirectly through its subsidiaries.

Although the Company is organized under the laws of Bermuda, it is a resident of Ireland for tax purposes and is subject to Irish corporation tax on its income in the same way, and to the same extent, as if the Company were organized under the laws of Ireland.

In accordance with the Company’s amended and restated bye-laws, Fly issued 100 shares (“Manager Shares”) with a par value of $0.001 to Fly Leasing Management Co. Limited (formerly Babcock & Brown Air Management Co. Limited, the “Manager”) for no consideration. Subject to the provisions of the Company’s amended and restated bye-laws, the Manager Shares have the right to appoint the nearest whole number of directors to the Company which is not more than 3/7th of the number of directors comprising the board of directors. The Manager Shares are not entitled to receive any dividends, are not convertible into common shares and, except as provided for in the Company’s amended and restated bye-laws, have no voting rights.

On April 29, 2010, the management team of the Company’s manager and servicer, through Summit Aviation Partners LLC (“Summit”) purchased substantially all of the aviation assets of Babcock & Brown and its affiliates, including Babcock & Brown’s ownership interests in the Manager and certain other companies that manage and service Fly and its aircraft portfolio (the “Aviation Assets Purchase Transaction”).

On April 29, 2010, the Company through its wholly-owned subsidiary, Fly-BBAM Holdings, Ltd. (“Fly-BBAM”), purchased a 15% interest in BBAM Limited Partnership (“BBAM LP”), a newly formed, privately-held aircraft leasing and management business for $8.75 million. Summit owns the remaining 85% interest in BBAM LP. BBAM LP provides management and administrative services to Fly, including servicing of its aircraft portfolio.

GAAM PORTFOLIO ACQUISITION

On October 14, 2011, the Company completed the acquisition of a portfolio of 49 aircraft (“GAAM Portfolio”) and other assets valued at approximately $1.4 billion and managed by Global Aviation Asset Management (“GAAM”). The purchase was funded with approximately $141.7 million of the Company’s unrestricted cash and the assumption of approximately $1.2 billion of secured, non-recourse debt. The Company incurred approximately $18.0 million in expenses in connection with the acquisition. These expenses include a one-time $12.5 million fee to BBAM LP for arranging the acquisition.

The acquisition of the GAAM Portfolio was accounted for as a business combination. Identifiable assets acquired and liabilities assumed were recorded at their fair values as of the acquisition date. The fair value of flight equipment acquired was determined using the market approach. In the aviation industry, appraisal data is considered to reflect the highest and best use of the flight equipment on an “in use” basis. The estimated fair value of GAAM’s flight equipment was recorded based on (i) appraisal data, (ii) management’s assessment of current market conditions and recent trading activity of similar aircraft, (iii) the current and long-term demand for each aircraft type, and (iv) the required maintenance condition of the underlying flight equipment upon redelivery to the lessor. The fair value assigned to identifiable intangible assets acquired was based on available market data and assumptions made by management. Intangible assets, consisting of lease discounts and premiums, are amortized over the remaining life of the lease. The fair value of the debt assumed on the GAAM Portfolio has been determined based on the income approach resulting in a discount totaling $52.1 million. The income approach was performed through the use of a net present value calculation using an appropriate discount rate.

The Company recognized a deferred tax item arising from temporary differences between the tax basis of the acquired assets and liabilities, and acquisition date fair values.

Presented below are the acquisition date fair values of the assets acquired, liabilities assumed and net asset acquired (in thousands):

Cash consideration	$141,749

Assets
Cash and cash equivalents	$28,126
Restricted cash and cash equivalents	111,757
Rent receivables	2,311
Flight equipment held for operating leases	1,268,730
Deferred tax asset, net	4,472
Fair value of derivative asset	836
Other assets	17,154

Total assets	1,433,386

Liabilities
Accounts payable and accrued liabilities	1,039
Rentals received in advance	8,252
Security deposits	20,505
Maintenance payment liability	70,342
Borrowings under aircraft acquisition facilities, net	1,172,811
Fair value of derivative liabilities	11,270
Other liabilities	7,418

Total liabilities	1,291,637

Net asset acquired	$141,749

Supplemental pro forma data (unaudited)

The unaudited pro forma statement of operations data below gives effect to the acquisition of the GAAM Portfolio as if it had occurred on January 1, 2010. The unaudited pro forma data is presented for illustrative purposes only and is not intended to be indicative of actual results that would have been achieved had the acquisition of the GAAM Portfolio been consummated as of January 1, 2010. The unaudited pro forma data should not be considered representative of our future financial condition or results of operations.

	Year ended December 31, 2011	Year ended December 31, 2010
	(Dollars in thousands)
Pro forma total revenue (1)	$372,752	$416,290
Pro forma total expenses (2)	369,288	365,933
Pro forma net (loss) income	(1,924)	40,777

(1)	Pro forma total revenue for 2010 included (i) end of lease revenues of $21.4 million and (ii) gain on sale of option to purchase notes payable of $12.5 million.
(2)	Pro forma total expenses for 2011 included (i) aircraft impairment of $7.5 million and $13.0 million recorded by Fly and GAAM, respectively and (ii) acquisition related expenses totaling $18.0 million. Pro forma total expenses for 2010 included an aircraft impairment of $20.8 million recorded by GAAM.